VESSELS UNDER FINANCE LEASE, NET - Outstanding Obligations Under Capital Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019		$ 5,944
2020		1,791
Thereafter		0
Minimum lease payments		7,735
Less: imputed interest		(300)
Present value of obligations under capital leases		$ 7,435
Finance Lease Liabilities, Payments, Due [Abstract]
2019 (remaining six months)	$ 2,996
2020	1,791
Thereafter	0
Minimum lease payments	4,787
Less: imputed interest	(100)
Present value of obligations under capital leases	$ 4,687